N-4	Jan. 24, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Jan. 24, 2025
Amendment Flag	false
New York Life Premier Advisory Variable Annuity
Prospectus:
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your
Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any Advisory Fees paid to the Investment
Adviser. If such fees were reflected, the fees and expenses disclosed below would be higher.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses, Optional Benefit Expenses
ANNUAL FEE	Minimum	Maximum
Base contract[1]	0.30%	0.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.00%[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As an annualized percentage of daily Accumulation Value.
2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2023 and will change from year to year.
[3]The minimum fee reflects the current charge for the Annual Death
Benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount guaranteed under the IPR.
4 If you elect the IPR and cancel it, take a withdrawal in excess of the
IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $743.86	HIGHEST ANNUAL COST $2,464.39

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.30%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.40%
Base Contract (N-4) Footnotes [Text Block]	1 As an annualized percentage of daily Accumulation Value.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.37%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.42%
Investment Options Footnotes [Text Block]	2 As a percentage of average net Portfolio assets. Fees and expenses are for the year ended December 31, 2023 and will change from year to year.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.00%
Lowest and Highest Annual Cost [Table Text Block]

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $743.86	HIGHEST ANNUAL COST $2,464.39

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges, and
Portfolio fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Lowest Annual Cost [Dollars]	$ 743.86
Highest Annual Cost [Dollars]	$ 2,464.39
Item 4. Fee Table [Text Block]	ANNUAL CHARGES FOR IPRThe current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under the IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Guarantee Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
12 Year Holding Period	120%
13 Year Holding Period	120%
14 Year Holding Period	130%
15 Year Holding Period	130%
ANNUAL CHARGES FOR IPR RESET ELECTIONSThe current charge for the IPR Reset elections (Policies applied for prior to February 10, 2025) with a Rider Reset Effective Date on or after May 1, 2022:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for prior to
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
The current charge for the IPR Reset elections (Policies applied for on or after February 10, 2025) with a Rider Reset Effective Date on or after February 10, 2025:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for on or after
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%

Annual Contract Expenses [Table Text Block]	ANNUAL CHARGES FOR IPRThe current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
IPR GUARANTEE PERCENTAGES The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under the IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Guarantee Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
12 Year Holding Period	120%
13 Year Holding Period	120%
14 Year Holding Period	130%
15 Year Holding Period	130%
ANNUAL CHARGES FOR IPR RESET ELECTIONSThe current charge for the IPR Reset elections (Policies applied for prior to February 10, 2025) with a Rider Reset Effective Date on or after May 1, 2022:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for prior to
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	0.80%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%
The current charge for the IPR Reset elections (Policies applied for on or after February 10, 2025) with a Rider Reset Effective Date on or after February 10, 2025:
Annual Charge for IPR if you elect an IPR Reset (Policies applied for on or after
February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.00%
10 Year Holding Period	0.70%
12 Year Holding Period	0.70%
13 Year Holding Period	0.60%
14 Year Holding Period	0.55%
15 Year Holding Period	0.50%

New York Life Premier Advisory Variable Annuity | IPR7YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Advisory Variable Annuity | IPR10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPR12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPR13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Advisory Variable Annuity | IPR14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Advisory Variable Annuity | IPR15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Advisory Variable Annuity | IPRResetandRiderReset7YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
New York Life Premier Advisory Variable Annuity | IPRResetandRiderReset10YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPRResetandRiderReset12YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPRResetandRiderReset13YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Advisory Variable Annuity | IPRResetandRiderReset14YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Advisory Variable Annuity | IPRResetandRiderReset15YearHoldingMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Advisory Variable Annuity | IPRR7YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
New York Life Premier Advisory Variable Annuity | IPRR10YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPRR12YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.70%
New York Life Premier Advisory Variable Annuity | IPRR13YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.60%
New York Life Premier Advisory Variable Annuity | IPRR14YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.55%
New York Life Premier Advisory Variable Annuity | IPRR15YearHoldingMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%
New York Life Premier Advisory Variable Annuity | IPRandADBRPackageMember
Prospectus:
Optional Benefits Footnotes [Text Block]	[3]The minimum fee reflects the current charge for the Annual Death Benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount guaranteed under the IPR.
New York Life Premier Advisory Variable Annuity | IPRMember
Prospectus:
Optional Benefits Footnotes [Text Block]	4 If you elect the IPR and cancel it, take a withdrawal in excess of the IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.
Offered Starting [Date]	Feb. 10, 2025
New York Life Premier Advisory Variable Annuity | IPRResetandRiderResetMember
Prospectus:
Offered Starting [Date]	Feb. 10, 2025
New York Life Premier Advisory Variable Annuity | IPRResetandRiderResetMember | Previously Offered [Member]
Prospectus:
Offered Starting [Date]	May 01, 2022